Subsequent event	12 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Subsequent event

44. Subsequent event

Acquisition of additional stake in Adventure and Nature Network Private Limited

Yatra India, pursuant to Share Purchase Agreement executed on June 19, 2024, has acquired additional 49% of the issued and paid-up equity share capital (on fully diluted basis) of Adventure and Nature Network Pvt. Ltd. (ANN) (a Joint Venture Entity of the Group prior to acquisition of addition stake) from Snow Leopard Adventures Private Limited i.e. Joint Venture Partner for a cash consideration of INR 9,805. Post-acquisition, the Group will hold 99% equity stake and voting power of ANN and exercise control over its operations. ANN is consistently loss making and has already eroded its net worth. The management believes acquisition of control will allow the Group to better manage operations of ANN and thereby enabling it to potentially recover a portion of its previous investments. The management also believes that ANN is not a material acquisition for the Group and therefore, it has not provided additional disclosures required by IFRS 3.

SIGNATURES

The registrant hereby certifies that it meets all of the requirements for filing on Form 20-F and that it has duly caused and authorized the undersigned to sign this Annual Report on its behalf.

Date: July 31, 2024

YATRA ONLINE, INC.

By:	/s/ DHRUV SHRINGI
Name:	Dhruv Shringi
Title:	Chief Executive Officer